Allowance for Doubtful Accounts - Summary of Changes in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ 280	$ 62	$ 100
Charge-offs	(97)	(19)	(89)
Recoveries	(283)	(1)
Provision	770	238	51
Ending balance	$ 670	$ 280	$ 62